Segment and Geographic Information - Summary of Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Net sales	$ 3,877.5	$ 3,936.3	$ 3,777.1
Cost of goods sold	2,372.5	2,347.9	2,465.1
Gross profit	1,505.0	1,588.4	1,312.0
Selling, general and administrative expenses	596.2	602.2	494.0
Restructuring expenses	50.3	20.1	0.0
Operating income	655.9	767.4	741.4
Operating Segments
Segment Reporting Information [Line Items]
Net sales	3,877.5	3,936.3	3,777.1
Cost of goods sold	2,372.5	2,347.9	2,465.1
Gross profit	1,505.0	1,588.4	1,312.0
Selling, general and administrative expenses	451.7	443.2	366.7
Restructuring expenses	50.3
Other expenses	13.1	13.0	8.5
Operating income	989.9	1,132.2	936.8
General Corporate and R&D
Segment Reporting Information [Line Items]
Operating income	334.0	364.8	195.4
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	2,863.3	2,891.4	2,787.6
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Net sales	2,863.3	2,891.4	2,787.6
Cost of goods sold	1,721.4	1,674.8	1,781.8
Gross profit	1,141.9	1,216.6	1,005.8
Selling, general and administrative expenses	291.7	287.1	232.8
Restructuring expenses	0.0
Other expenses	9.3	8.4	5.5
Operating income	840.9	921.1	767.5
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	519.9	562.8	539.2
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Net sales	519.9	562.8	539.2
Cost of goods sold	301.2	335.4	338.9
Gross profit	218.7	227.4	200.3
Selling, general and administrative expenses	56.0	60.0	56.2
Restructuring expenses	50.3
Other expenses	1.4	1.3	1.3
Operating income	111.0	166.1	142.8
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	494.3	482.1	450.3
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Net sales	494.3	482.1	450.3
Cost of goods sold	349.9	337.7	344.4
Gross profit	144.4	144.4	105.9
Selling, general and administrative expenses	104.0	96.1	77.7
Restructuring expenses	0.0
Other expenses	2.4	3.3	1.7
Operating income	$ 38.0	$ 45.0	$ 26.5